Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129662
Account Value [Line Items]
Account Value	$ 16,418	$ 16,318	$ 16,211	$ 15,927	$ 15,293	$ 14,996	$ 14,268	$ 14,138	$ 13,799	$ 13,604	$ 13,598	$ 13,538	$ 13,980	$ 14,673	$ 15,089	$ 15,246	$ 14,887	$ 14,326	$ 13,835	$ 13,370	$ 12,418	$ 12,460	$ 12,509	$ 12,212	$ 11,772	$ 11,629	$ 11,272	$ 11,593	$ 11,408	$ 11,408	$ 11,341	$ 11,097	$ 10,880	$ 10,597	$ 10,176	$ 10,305	$ 9,974	$ 9,460		$ 9,758	$ 9,615	$ 10,000
C000129663
Account Value [Line Items]
Account Value	15,973	15,890	15,806	15,529	14,923	14,634	13,935	13,820	13,502	13,311	13,314	13,267	13,712	14,404	14,812	14,989	14,636	14,095	13,612	13,163	12,245	12,287	12,334	12,051	11,635	11,494	11,156	11,485	11,301	11,311	11,263	11,029	10,813	10,540	10,138	10,267	9,946	9,441		9,749	9,605	10,000
C000169042
Account Value [Line Items]
Account Value	874,795	869,493	863,643	847,836	814,066	797,541	758,977	751,373	733,401	723,033	721,764	718,598	742,024	778,745	800,098	808,402	788,829	758,581	732,636	708,028	657,135	658,813	661,382	645,700	622,446	614,334	595,672	612,676	602,371	602,371	598,853	585,921	573,984	559,062	537,306	543,605	526,163	499,031	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	571,213	572,865	566,851	567,585	541,645	541,418	530,386	528,986	534,665	523,984	524,202	535,374	546,373	580,411	601,422	605,052	595,320	596,175	608,440	605,562	597,740	588,039	567,131	568,745	546,303	526,526	511,892	516,232	513,441	510,349	518,855	521,706	515,371	507,785	502,698	519,149	507,362	500,699	500,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	16,557	16,383	16,270	16,055	15,321	15,057	14,349	14,236	13,929	13,684	13,613	13,493	13,891	14,574	14,959	15,083	14,696	14,148	13,813	13,383	12,568	12,450	12,615	12,236	11,787	11,709	11,427	11,778	11,518	11,451	11,416	11,078	10,877	10,617	10,205	10,291	9,995	9,494		9,824	9,615	10,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	16,557	16,383	16,270	16,055	15,321	15,057	14,349	14,236	13,929	13,684	13,613	13,493	13,891	14,574	14,959	15,083	14,696	14,148	13,813	13,383	12,568	12,450	12,615	12,236	11,787	11,709	11,427	11,778	11,518	11,451	11,416	11,078	10,877	10,617	10,205	10,291	9,995	9,494		$ 9,824	$ 9,615	$ 10,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	$ 870,023	$ 860,908	$ 854,944	$ 843,671	$ 805,065	$ 791,196	$ 754,002	$ 748,094	$ 731,916	$ 719,052	$ 715,349	$ 709,021	$ 729,960	$ 765,854	$ 786,064	$ 792,565	$ 772,240	$ 743,458	$ 725,839	$ 703,260	$ 660,442	$ 654,246	$ 662,866	$ 642,980	$ 619,383	$ 615,287	$ 600,441	$ 618,904	$ 605,222	$ 601,743	$ 599,891	$ 582,112	$ 571,567	$ 557,874	$ 536,258	$ 540,744	$ 525,190	$ 498,877	$ 500,000